Investment properties - Lease payments expected to be received in the future under lease contracts (Details) - Investment property - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 60,546	₩ 42,024
Within a year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	13,827	13,702
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	18,687	9,414
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	9,799	7,667
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	8,303	4,362
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	6,137	3,438
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 3,793	₩ 3,441